INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2022
Income Taxes [Abstract]
Major items causing the income tax rate to differ from the Canadian statutory rate
Major items causing the Company’s income tax rate to differ from the Canadian statutory rate of approximately 26.50% are as follows:

	Year ended March 31,
	2022	2021
Net loss and comprehensive loss before income taxes	67,631	32,220

Expected recovery at statutory rate	17,922	8,538
Share-based compensation	(4,778)	(3,099)
Share issuance costs	794	1,324
Difference between Canadian and foreign tax rates	(1,414)	(97)
Non-deductible expenses	(1,242)	(40)
Change in unrecognized deferred tax assets	(11,282)	(6,626)
Income tax recovery	—	—

Significant components of deferred tax assets
The significant components of the Company’s deferred tax assets, resulting from temporary differences, unused tax credits and unused tax losses, that have not been included on the consolidated statements of financial position, are as follows:

As at	March 31, 2022	March 31, 2021
Non-capital loss carryforwards	16,307	5,660
Share issuance costs	1,526	1,126
Depreciation/CCA differences	227	12
Other	43	23
	18,103	6,821
Valuation allowance	(18,103)	(6,821)
	—	—

Non-capital losses expiration	The non-capital losses expire as follows:

Year of expiry	$
2040	740
2041	19,193
2042	30,112
50,045
The non-capital losses, stated in Canadian dollars, that will expire as follows:

Year of expiry	$
2041 - Pre-acquisition loss generated up to December 4, 2020	933
2041 - Loss generated in the period from December 4, 2020 to March 31, 2021	1,241
2042 - Loss generated in the year ended March 31, 2022	6,722
8,896
The non-capital losses, stated in Canadian dollars, expire as follows:

Year of expiry	$
2042	9,469
9,469